United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    6/30/99

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street / Suite 1500
       Cleveland, Ohio  44114-3198

Form 13F File Number:  28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216.781.5600

Signature, Place, and Date of Signing:

                                        Cleveland, Ohio       August 12, 1999
              (Signature)                 (City, State)              (Date)

Report Type (Check only one.):

[  ]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                     84

Form 13F Information Table Value Total: $       190,441
                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
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
NONE

                               FORM 13F INFORMATION TABLE



Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority











Sole
Shared
None

Abbott Laboratories Equities  002824100 3800 83755 Sh  -        sole    none
Air Prdcts & Chem   Equities  009158106 1768 43925 Sh  -        sole    none
Allied Capital      Equities  01903q108 368  15320 Sh  -        sole    none
Altera Corp         Equities  021441100 3251 88320 Sh  -        sole    none
American Express    Equities  025816109 3051 23450 Sh  -        sole    none
American Home Prods Equities  026609107 660  11504 Sh  -        sole    none
American Intl Gp    Equities  026874107 3192 27222 Sh  -        sole    none
Atlantic Coast Air  Equities  048396105  405 21340    Sh      -  sole none
Bank One       Equities       06423a103 3280 55072 Sh  -        sole    none
Boeing              Equities  097023105 2125 48301 Sh  -        sole    none
BP Amoco PLC        Equities  055622104 1309 12062 Sh  -        sole    none
Bristol-Myers Squibb Equities 110122108 1230 17460 Sh  -        sole    none
Carnival Corp       Equities  143658102 889  18331 Sh  -        sole    none
CBRL Group          Equities  12489v106 2017 116500    Sh       -       sole    none
Cedar Fair L.P.      Equities 150185106 367  14720 Sh  -        sole    none
Charter One Finl    Equities  160903100 297  10663 Sh  -        sole    none
Cisco Systems Inc.  Equities  17275r102 1150 17848 Sh  -        sole    none
Comair Holdings     Equities  199789108 819  39343 Sh  -        sole    none
Compaq Computer     Equities  204493100 2508 105875    Sh       -       sole    none
Conseco        Equities       208464107 2545 83600 Sh  -        sole    none
Disney Company, Walt Equities 254687106 1411 45788 Sh  -        sole    none
DST Systems Inc.    Equities  233326107 733  11653 Sh  -        sole    none
Duke Power Company  Equities  264399106 618  11344 Sh  -        sole    none
Elan Corp PLC       Equities  284131208 4416 159126    Sh       -       sole    none
EMC Corp Mass  Equities       268648102 734  13340 Sh  -        sole    none
ENDESA         Equities       29258n107 1683 79200 Sh  -        sole    none
Enron Corp.         Equities  293561106 3198 39125 Sh  -        sole    none
Ericsson L.M. Tele  Equities  294821400 5101 154880    Sh       -       sole    none
Erie Indemnity Co CL A        Equities  29530p102  2574         90300   Sh -    sole none
Exxon Corp          Equities  302290101 1750 22695 Sh  -        sole    none
FDX            Equities       31304n107 2389 44046 Sh  -        sole    none
Federal Home Ln Mtg Equities  313400301 597  10300 Sh  -        sole    none
Federal National Mtg Equities 313586109 6038 88476 Sh  -        sole    none
Ferro Corp.         Equities  315405100 314  11400 Sh  -        sole    none
First Merit         Equities  337915201 4472 159352    Sh       -       sole    none
First Union Company Equities  337358105 1641 34825 Sh  -        sole    none
Flow International  Equities  343468104 216  20000 Sh  -        sole    none
Gannett        Equities       364730101 792  11100 Sh  -        sole    none
General Electric    Equities  369604103 10667      94396        Sh      -  sole none
Goodyear Tire/Rubber Equities 382550101 968  16465 Sh  -        sole    none
Hershey Foods       Equities  427866108 2295 38650 Sh  -        sole    none
Hewlett-Packard Co  Equities  428236103 4828 48040 Sh  -        sole    none
HON Industries      Equities  438092108 356  12200 Sh  -        sole    none
Illinois Tool Wks Inc         Equities  452308109  2804         34300   Sh -    sole none
Intel Corporation   Equities  458140100 7010 117814    Sh       -       sole    none
Interpublic Group   Equities  460690100 3179 36700 Sh  -        sole    none
Jefferson Pilot      Equities 475070108 3478 52549 Sh  -        sole    none
Johnson & Johnson   Equities  478160104 4186 42714 Sh  -        sole    none
KeyCorp        Equities       493267108 2256 70212 Sh  -        sole    none
Koninklijke Philips Elctr     Equities  500472204  5427         53801   Sh -    sole none
Lear                Equities  521865105 1651 33183 Sh  -        sole    none
Leggett & Platt Inc. Equities 524660107 5311 190950    Sh       -       sole    none
Leucadia National Corp        Equities  527288104  2757         108640  Sh -    sole none
MBNA Corp      Equities       55262l100 398  13000 Sh  -        sole    none
Merck & Company Inc. Equities 589331107 3201 43482 Sh  -        sole    none
Microsoft      Equities       594918104 2002 22200 Sh  -        sole    none
National City Corp  Equities  635405103 2949 45028 Sh  -        sole    none
Norfolk Southern    Equities  655844108 1788 59345 Sh  -        sole    none
Northern Trust Corp Equities  665859104 970  10000 Sh  -        sole    none
Nuveen NJ Investment Equities 670971100 306  19348 Sh  -        sole    none
PepsiCo Inc         Equities  713448108 3661 94628 Sh  -        sole    none
Pfizer Inc          Equities  717081103 4833 44337 Sh  -        sole    none
Phelps Dodge Corp   Equities  717265102 1285 20750 Sh  -        sole    none
Pier 1 Imports Inc  Equities  720279108 334  29700 Sh  -        sole    none
Procter & Gamble    Equities  742718109 2932 32857 Sh  -        sole    none
Rite Aid Corp       Equities  767754104 251  10200 Sh  -        sole    none
Royal Dutch Petroleum         Equities  780257804  3082         51148   Sh -    sole none
RPM Inc.       Equities       749685103 455  32085 Sh  -        sole    none
Schlumberger Ltd    Equities  806857108 3659 57450 Sh  -        sole    none
Seitel Inc.         Equities  816074306 207  12802 Sh  -        sole    none
Service Corporation Intl      Equities  817565104  2730         141825  Sh -    sole none
Steris Corp         Equities  859152100 3589 185230    Sh       -       sole    none
Sterling Comm Inc   Equities  859205106 792  21540 Sh  -        sole    none
Sungard Data Sys Inc Equities 867363103 392  11365 Sh  -        sole    none
Synovus Financial   Equities  871610105 636  32024 Sh  -        sole    none
Sysco Corp.         Equities  871829107 2686 90085 Sh  -        sole    none
Textron Inc         Equities  883203101 5013 60900 Sh  -        sole    none
Tokio Marine & Fire Ins       Equities  889090403  1454         25900   Sh -    sole none
UTS EF HUTTON TEL   Equities  447900101 352  59500 Sh  -        sole    none
Viad Corp      Equities       92552r109 415  13400 Sh  -        sole    none
Wal-Mart Stores Inc. Equities 931142103 1438 29800 Sh  -        sole    none
Wells Fargo & Co    Equities  949746101 7135 166900    Sh       -       sole    none
VLSI Technology     fixed inc 918270ab5 264  260000    Sh       -       sole    none
Executone Info Sys  fixed inc 301607aa5 352  375000    Sh       -       sole    none


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